Other Comprehensive (Loss) Income (Tables)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Other Comprehensive (Loss) Income
Schedule of accumulated other comprehensive income, net of tax

The following table includes detail regarding changes in the composition of accumulated other comprehensive income (loss) (in millions):

	13 Weeks Ended		39 Weeks Ended
	November 1, 2014	November 2, 2013	November 1, 2014	November 2, 2013
Beginning of period	1	4	—	6
Foreign currency translation adjustment and other	(3)	—	(2)	(2)
End of period	$(2)	$4	$(2)	$4

(In millions)	Foreign currency translation & other

Balance at January 29, 2011	$7
Foreign currency translation adjustment	(1)

Balance at January 28, 2012	6
Foreign currency translation adjustment	—

Balance at February 2, 2013	6
Foreign currency translation adjustment	(6)

Balance at February 1, 2014	$—